PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
U.S.
Weighted average assumptions used to determine net periodic cost
Discount rate	2.89%	3.73%	3.72%
Expected return on assets			7.00%
Company's contributions to the defined benefit plan in the next fiscal year	$ 9.2
International
Weighted average assumptions used to determine net periodic cost
Discount rate	1.66%	2.39%	2.25%
Expected return on assets	2.79%	3.38%	3.78%
Compensation rate increase	2.21%	2.23%	2.26%
Company's contributions to the defined benefit plan in the next fiscal year	$ 13.4